Average Annual Total Returns		12 Months Ended	24 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Ocean Park Domestic ETF | Morningstar US Market TR USD (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.35%	15.71%
Ocean Park Domestic ETF | Ocean Park Domestic ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.56%	7.61%
Ocean Park Domestic ETF | Ocean Park Domestic ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	7.42%
Ocean Park Domestic ETF | Ocean Park Domestic ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.41%	5.80%
Ocean Park International ETF | Morningstar Global Markets ex US NR Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	31.59%	18.48%
Ocean Park International ETF | Ocean Park International ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.97%	5.14%
Ocean Park International ETF | Ocean Park International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.18%	4.15%
Ocean Park International ETF | Ocean Park International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.90%	3.67%
Ocean Park Diversified Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.30%	5.72%
Ocean Park Diversified Income ETF | Ocean Park Diversified Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.08%	5.00%
Ocean Park Diversified Income ETF | Ocean Park Diversified Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.40%	3.17%
Ocean Park Diversified Income ETF | Ocean Park Diversified Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	3.06%
Ocean Park High Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	7.30%	5.72%
Ocean Park High Income ETF | Ocean Park High Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		2.79%	4.15%
Ocean Park High Income ETF | Ocean Park High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.33%	1.70%
Ocean Park High Income ETF | Ocean Park High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.68%	2.16%

[1]	Morningstar U.S. Market Index: The index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index.
[2]	Morningstar Global Markets ex-US NR Index: The index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.
[3]	The Bloomberg U.S. Aggregate Bond Index, an unmanaged, broad based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar denominated investment grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.